Income taxes - Summary of change in net deferred tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax asset (liability)
Deferred tax liability (asset) at end of period	$ 439,195	$ 414,554
Deferred tax expense (recovery)	49,796	(6,214)
Deferred tax assets from acquisition of QMX Gold Corporation	(14,122)	0
Deferred tax expense related to discontinued operations	0	5,040
Deferred tax impact on disposition of Tocantinzinho	(11,010)	0
Deferred tax recovery in the consolidated statement of OCI	(23)	(563)
Deferred tax liability (asset) at beginning of period	$ 414,554	$ 416,291